Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			12 Months Ended				12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 24, 2012	Dec. 31, 2011 Common Stock [Member]	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Iao Pou [Member]	Oct. 31, 2009 Sang Lung and King [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]	Dec. 31, 2011 Agrl [Member]	Dec. 31, 2010 Agrl [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Bad Debt Guarantee [Member] Minimum [Member]	Dec. 31, 2012 Bad Debt Guarantee [Member] Maximum [Member]	Dec. 31, 2012 Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2012 Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2012 Profit Interest Agreement [Member] Minimum [Member]	Dec. 31, 2012 Profit Interest Agreement [Member] Maximum [Member]
Gain Loss Percentage Of Net Gaming																		40.25%	49.00%
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Commission Payment Percentage Of Rolling Chip Turnover			1.25%						1.25%	1.25%	1.25%	1.25%
Total Rolling Chip Turn Over				$ 18,149,348,000	$ 19,931,385,000	$ 10,423,462,000
Stock Issued During Period Shares New Issues Merger Agreement 1								12,050,000									12,050,000
Incentive Shares Received				2,573,000		18,256,000							500,000			2,573,000
Common Stock Incentive Shares Received				530,000	530,000								20,000			530,000
Stock Issued During Period Shares New Issues Merger Agreement 2								4,210,000							520,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a model.
Markers Receivable				241,706,663	240,131,089
Gaming Win Rate Percentage				3.03%	2.77%
Stock Issued During Period, Shares, Issued for Noncash Consideration		50,400
Directors Share Based Compensation Value				209,000	346,000
Advertising Expense				158,436	100,196
Diluted Common Stock Related To Underwriters				1,440,000
Unit Purchase Option Expiration Description				The UPO expires in 2013.
Directors Compensation Value Payable In Ordinary Shares				$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					200,000
Ordinary Shares Issuable To Directors and Key Management Employees				60,610	50,400		50,400
Finite-Lived Intangible Asset, Useful Life																				3 years 3 months 18 days	5 years 6 months	10 years 9 months 18 days	12 years 2 months 12 days	10 years 9 months 18 days	12 years 2 months 12 days
Performance Traget Description														Gross Profit Target to exceed $7,380,000
Percentage Of Rolling Tax Rate				0.01%